DEBT - Assets Pledged and Weighted Average Interest Rate Additional Information (Details) $ in Thousands	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Mar. 31, 2014
Debt Instrument [Line Items]
Number of vessels serving as security | vessel	67	59
Vessels and equipment, net	$ 2,406,456	$ 2,215,003
Weighted average interest rate	2.43%	2.69%
Convertible Debt [Member]
Debt Instrument [Line Items]
Stated interest rate	3.07%		3.07%
Collateral Pledged [Member]
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,404,500	$ 2,130,000